Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Distributions Payable to Participants) (Details) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Benefit Payment and Payments to Provide Benefits [Abstract]
Dividend distribution to participants	$ 267,024
Distributions payable to participants at December 31, 2024		$ (352)
Distributions payable to participants at December 31, 2025	1,125
Distributions to participants per the Form 5500	$ 267,797